Post-Employment Benefits - Expense recognized in the consolidated statements of operations and other comprehensive income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Post-Employment Benefits
Actuarial gains (-) / losses (+) deriving from experience adjustments	€ (202)	€ 28
Actuarial gains (-) / losses (+) deriving from changes in demographical assumptions	(25)
Actuarial gains (-) / losses (+) deriving from changes in financial assumptions	(6)	16
Return on plan assets exc, interest income	71
Included in other comprehensive income	(162)	44
Current service cost	112	45
Past service (credit) / cost	(1)
Interest income	0	1
Administrative expenses (effective)	5	3
Interest expense	1	1
Included in the consolidated statements of operations	117	48
Total included in the consolidated statements of operations and other comprehensive income	(45)	€ 92
Expected payment contributions	€ 56